Organization and Summary of Significant Accounting Policies (Details 16) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 22,212	$ 35,757
Other comprehensive loss (income) before reclassifications	(525)
Retirement and Postretirement Plan Reclassification Adjustment, Income Tax Amount	246
Net other comprehensive loss (income) before reclassifications	(279)
Total reclassifications before tax	(2,760)
Retirement and Postretirement Plans Reclassifications, Income Tax	1,022
Net reclassifications	(1,738)
Other comprehensive loss (income)	(2,017)	(13,554)	14,070
Other comprehensive income attributable to non- Controlling interest	3
Ending balance	20,198	22,212	35,757
Prior Service Cost (Credits)
Accumulated Other Comprehensive Income Loss [Line Items]
Total reclassifications before tax	752
Actuarial gains
Accumulated Other Comprehensive Income Loss [Line Items]
Total reclassifications before tax	(3,512)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	3,268
Other comprehensive loss (income) before reclassifications	140
Net other comprehensive loss (income) before reclassifications	140
Other comprehensive loss (income)	140
Other comprehensive income attributable to non- Controlling interest	3
Ending balance	3,411
Retirement and Postretirement Benefit Plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	18,944
Other comprehensive loss (income) before reclassifications	(665)
Retirement and Postretirement Plan Reclassification Adjustment, Income Tax Amount	246
Net other comprehensive loss (income) before reclassifications	(419)
Total reclassifications before tax	(2,760)
Retirement and Postretirement Plans Reclassifications, Income Tax	1,022
Net reclassifications	(1,738)
Other comprehensive loss (income)	(2,157)
Ending balance	16,787
Retirement and Postretirement Benefit Plans | Prior Service Cost (Credits)
Accumulated Other Comprehensive Income Loss [Line Items]
Total reclassifications before tax	752
Retirement and Postretirement Benefit Plans | Actuarial gains
Accumulated Other Comprehensive Income Loss [Line Items]
Total reclassifications before tax	$ (3,512)